Note 15 - Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended December 31,
	2018	2019	2020
	Basic EPS	Basic EPS	Basic LPS
Net income	$67,239	$98,999	$8,877
Less: paid and accrued earnings allocated to Preferred Stock	(30,503)	(31,269)	(31,082)
Add: gain from retirement of Preferred Stock	-	-	619
Net income / (loss) available to common stockholders	36,736	67,730	(21,586)
Weighted average number of common shares, basic and diluted	110,395,134	115,747,452	120,696,130
Earnings / (losses) per common share, basic and diluted	$0.33	$0.59	$(0.18)